Stock Options - Fair Value of Option Awards (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend yield	0.00%	0.00%
Expected term	6 years 3 months	6 years 3 months
Risk-free interest rate		1.39%
Risk-free interest rate, minimum	1.37%
Risk-free interest rate, maximum	1.40%
Expected volatility	63.23%	65.02%